SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                               VARIABLE SEPARATE ACCOUNT
                            Supplement to the Prospectuses

                POLARIS PLATINUM III VARIABLE ANNUITY DATED MAY 2, 2011
                 POLARIS CHOICE III VARIABLE ANNUITY DATED MAY 2, 2011
                  POLARIS CHOICE IV VARIABLE ANNUITY DATED MAY 2, 2011
          POLARIS PREFERRED SOLUTION VARIABLE ANNUITY DATED SEPTEMBER 6, 2011
                POLARIS ADVANTAGE VARIABLE ANNUITY DATED MAY 2, 2011
               POLARIS ADVISOR III VARIABLE ANNUITY DATED MAY 2, 2011
               POLARIS PLATINUM II VARIABLE ANNUITY DATED MAY 2, 2011


                       FIRST SUNAMERICA LIFE INSURANCE COMPANY
                             FS VARIABLE SEPARATE ACCOUNT
                            Supplement to the Prospectuses

               POLARIS PLATINUM III VARIABLE ANNUITY DATED MAY 2, 2011
                POLARIS CHOICE III VARIABLE ANNUITY DATED MAY 2, 2011
                POLARIS CHOICE IV VARIABLE ANNUITY DATED MAY 2, 2011
         POLARIS PREFERRED SOLUTION VARIABLE ANNUITY DATED SEPTEMBER 6, 2011
                POLARIS ADVANTAGE VARIABLE ANNUITY DATED MAY 2, 2011
                   POLARIS II VARIABLE ANNUITY DATED MAY 2, 2011

Available on or after October 3, 2011, the Polaris Portfolio Allocator Models chart and paragraph located in the POLARIS PORTFOLIO ALLOCATOR PROGRAM section of the prospectus are replaced as follows:

Polaris Portfolio Allocator Models
(effective October 3, 2011)

            Variable Portfolios          Model      Model      Model     Model
                                         1 	    2	         3         4

American Funds Global Growth SAST        4.0%       6.0%       6.0%      6.0%
American Funds Growth SAST               2.0%       1.0%       2.0%      3.0%
American Funds Growth-Income SAST        1.0%       1.0%       1.0%      2.0%
Blue Chip Growth                         1.0%       0.0%       0.0%      0.0%
Capital Appreciation                     2.0%       3.0%       3.0%      3.0%
Corporate Bond                           9.0%       8.0%       7.0%      0.0%
Davis Venture Value                      4.0%       4.0%       4.0%      5.0%
Emerging Markets                         0.0%       0.0%       2.0%      3.0%
Foreign Value                            5.0%       7.0%       8.0%      8.0%
Global Bond                              3.0%       3.0%       2.0%      2.0%
Government and Quality Bond              7.0%       5.0%       4.0%      0.0%
Growth-Income                            5.0%       5.0%       6.0%      8.0%
Growth Opportunities                     2.0%       3.0%       3.0%      4.0%
High-Yield Bond                          4.0%       2.0%       0.0%      0.0%
International Diversified Equities       0.0%       0.0%       0.0%      4.0%
Invesco Van Kampen V.I. Comstock Fund,
Series II Shares                         4.0%       4.0%       4.0%      5.0%
Invesco Van Kampen V.I. Growth and
Income Fund, Series II Shares            5.0%       5.0%       6.0%      7.0%
Lord Abbett Growth and Income            1.0%       2.0%       2.0%      2.0%
Marsico Focused Growth                   0.0%       1.0%       2.0%      3.0%
MFS Massachusetts Investors Trust        4.0%       5.0%       6.0%      8.0%
Mid-Cap Growth                           1.0%       1.0%       1.0%      1.0%
Real Estate                              2.0%       3.0%       3.0%      4.0%
Real Return                              12.0%      8.0%       3.0%      0.0%
Small & Mid Cap Value                    5.0%       6.0%       8.0%      10.0%
Small Company Value                      2.0%       3.0%       3.0%      4.0%
Total Return Bond                        15.0%      14.0%      14.0%     8.0%
                                  Total  100%       100%       100%      100%

The Polaris Portfolio Allocator models listed above are those that are currently available. The Polaris Portfolio Allocator models are configured annually. However, once you invest in a Polaris Portfolio Allocator model, the percentages of your contract value allocated to each Variable Portfolio within a model will not be changed by us. If you purchased your contract prior to October 3, 2011, any subsequent Purchase Payments will not be invested in the Polaris Portfolio Allocator model allocations specified above unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Polaris Portfolio Allocator model in line with your investment goals over time.

The following paragraph is added to the TRANSFERS DURING THE ACCUMULATION PHASE section of the prospectus:

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you should make your transfer request in writing by U.S. Mail to our Annuity Service Center.


Dated:  October 3, 2011

                         Please keep this Supplement with your Prospectus